FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2022
SCHEDULE OF COMPANY REMAINING CONTRACTUAL MATURITIES FOR ITS FINANCIAL LIABILITIES

The following table details the Company’s remaining contractual maturities for its financial liabilities. The table has been drawn up based on undiscounted cash flows of financial liabilities based on the earliest date on which the Company can be required to pay. The table includes both interest and principal cash flows. To the extent that interest flows are at a floating rate, the undiscounted amount is calculated based on interest rate at the end of the reporting periods:

	As of December 31, 2022
		More than 1	Total contractual
		year but less	undiscounted	Carrying
	Within 1 year	than 5 years	cash flow	amount
	RMB’000	RMB’000	RMB’000	RMB’000
Trade payables	3,079	—	3,079	3,079
Amounts owed to related parties	1,291	—	1,291	1,291
Note payable	—	8,775	8,775	8,775
Lease liabilities	349	146	495	495
Total	4,719	8,921	13,640	13,640

	As of December 31, 2021
		More than 1	Total contractual
		year but less	undiscounted	Carrying
	Within 1 year	than 5 years	cash flow	amount
	RMB’000	RMB’000	RMB’000	RMB’000
Trade payables	6,290	—	6,290	6,290
Amounts owed to related parties	36,348	—	36,348	36,348
Lease liabilities	14,883	34,565	49,448	49,448
Total	57,521	34,565	92,086	92,086

SUMMARY OF LOSS BEFORE TAXATION
	As of December 31,
	2022	2021	2020
	RMB’000	RMB’000	RMB’000
Loss before taxation	39	895	421